Document And Entity Information	Aug. 20, 2020	Aug. 19, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		Aug. 19, 2020
Entity Registrant Name		ARES MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36429
Entity Tax Identification Number		80-0962035
Entity Address, Address Line One		2000 Avenue of the Stars,
Entity Address, Address Line Two		12th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90067
City Area Code		310
Local Phone Number		201-4100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001176948
Amendment Flag	false
Class A common stock
Entity Information [Line Items]
Title of 12(b) Security		Class A common stock, par value $0.01 per share
Trading Symbol		ARES
Security Exchange Name		NYSE
Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		7.00% Series A Preferred Stock, par value $0.01 per share
Trading Symbol		ARES.PRA
Security Exchange Name		NYSE